THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Shares	Value
CHINA — 99.8%
Communication Services — 1.8%
37 Interactive Entertainment Network Technology Group, Cl A	146,868	$465,083
Kingnet Network, Cl A *	1,978,400	1,646,650
		2,111,733
Consumer Discretionary — 2.7%
Chongqing Changan Automobile, Cl A	196,820	508,476
Huayu Automotive Systems, Cl A	384,900	1,320,471
Huizhou Desay Sv Automotive, Cl A	57,700	1,273,769
		3,102,716
Consumer Staples — 20.1%
Anhui Gujing Distillery, Cl A	78,600	2,927,012
Chongqing Brewery, Cl A	13,356	292,054
Henan Shuanghui Investment & Development, Cl A	366,400	1,601,313
Jiangsu King's Luck Brewery JSC, Cl A	469,900	3,574,610
Kweichow Moutai, Cl A	14,100	4,300,960
Shanxi Xinghuacun Fen Wine Factory, Cl A	100,230	4,855,867
Tongwei, Cl A	611,000	5,455,455
		23,007,271
Energy — 1.7%
China Petroleum & Chemical, Cl A	1,025,800	624,275
Guanghui Energy, Cl A	581,300	913,890
PetroChina, Cl A	525,600	415,513
		1,953,678
Financials — 20.6%
Agricultural Bank of China, Cl A	2,808,800	1,265,263
Bank of Beijing, Cl A	235,700	159,613
Bank of Chengdu, Cl A	215,100	531,959
Bank of Communications, Cl A	369,500	274,471
Bank of Hangzhou, Cl A	276,140	617,013
Bank of Jiangsu, Cl A	1,139,830	1,210,523
Bank of Nanjing, Cl A	404,083	628,046
Bank of Ningbo, Cl A	101,900	544,291
Beijing Compass Technology Development, Cl A *	333,600	2,924,884
China Construction Bank, Cl A	119,000	107,565
China Merchants Bank, Cl A	956,500	6,020,748
China Zheshang Bank, Cl A *	610,460	302,307
CITIC Securities, Cl A	39,660	128,134
Jiangsu Changshu Rural Commercial Bank, Cl A	303,900	346,320
People's Insurance Group of China, Cl A	201,600	152,158
Ping An Bank, Cl A	632,500	1,413,271
Ping An Insurance Group of China, Cl A	735,200	5,120,147

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Financials (continued)
Postal Savings Bank of China, Cl A	1,520,500	$1,222,442
Shenwan Hongyuan Group, Cl A	839,700	537,322
		23,506,477
Health Care — 12.2%
Asymchem Laboratories Tianjin, Cl A	69,297	2,987,207
Beijing Wantai Biological Pharmacy Enterprise, Cl A	169,422	3,924,590
Dian Diagnostics Group, Cl A	57,400	266,272
Guangdong Hybribio Biotech, Cl A	123,100	392,571
Guangzhou Kingmed Diagnostics Group, Cl A	66,000	812,670
Guangzhou Wondfo Biotech, Cl A	16,000	97,157
Henan Lingrui Pharmaceutical, Cl A	194,600	363,703
Jiangsu Bioperfectus Technologies, Cl A	190,400	3,238,180
Shandong WIT Dyne Health, Cl A	117,409	724,152
Shanghai MicroPort Endovascular MedTech Group, Cl A	8,400	244,086
Zhejiang Orient Gene Biotech, Cl A	50,120	853,375
		13,903,963
Industrials — 12.0%
Beijing United Information Technology, Cl A	21,095	278,783
China State Construction Engineering, Cl A	4,156,380	3,298,222
Contemporary Amperex Technology, Cl A *	7,336	584,324
COSCO SHIPPING Holdings, Cl A	1,607,642	3,333,168
Jiangsu Huahong Technology Stock, Cl A	238,600	776,566
Keda Industrial Group	101,100	311,253
Ningbo Haitian Precision Machinery, Cl A	191,917	589,990
Shanghai International Port Group, Cl A	1,766,400	1,536,069
Shanghai Zhonggu Logistics, Cl A	84,672	200,433
Xiamen C & D, Cl A	300,300	585,442
Xiamen Xiangyu, Cl A	235,610	308,913
YTO Express Group, Cl A	91,400	277,982
Yunda Holding, Cl A	629,300	1,601,363
		13,682,508
Information Technology — 10.6%
Amlogic Shanghai, Cl A *	55,000	828,585
Anji Microelectronics Technology Shanghai, Cl A	2,800	88,926
Beijing Huafeng Test & Control Technology, Cl A	1,400	74,425
China Zhenhua Group Science & Technology, Cl A	83,100	1,685,377
Digital China Group, Cl A	295,816	671,567
Glodon, Cl A	67,872	551,140
Guangzhou Shiyuan Electronic Technology, Cl A	272,997	3,067,053
Hand Enterprise Solutions, Cl A *	281,600	378,452
JA Solar Technology, Cl A	18,060	212,543

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
JCET Group, Cl A	172,800	$695,922
Montage Technology, Cl A	13,000	117,470
Quectel Wireless Solutions, Cl A	4,290	85,529
SG Micro, Cl A	98,353	2,670,298
Shenzhen Suntak Circuit Technology, Cl A	322,300	615,832
Universal Scientific Industrial Shanghai, Cl A	153,700	329,216
XGD, Cl A *	30,100	55,044
		12,127,379
Materials — 18.1%
Anhui Guangxin Agrochemical, Cl A	274,590	1,152,965
Ganfeng Lithium, Cl A	183,900	4,078,925
Guangzhou Tinci Materials Technology, Cl A	142,900	1,322,809
Jiangsu Yangnong Chemical, Cl A	28,400	564,594
Shanghai Putailai New Energy Technology, Cl A	73,632	926,962
Shenzhen Capchem Technology, Cl A	94,760	742,905
Shenzhen Dynanonic, Cl A	57,100	3,480,748
Sinomine Resource Group, Cl A	70,300	971,105
Suzhou TA&A Ultra Clean Technology, Cl A	309,800	4,038,740
YongXing Special Materials Technology, Cl A	128,536	2,918,240
Zhejiang Jiahua Energy Chemical Industry, Cl A	329,300	533,426
		20,731,419
TOTAL COMMON STOCK
(Cost $105,178,370)		114,127,144

TOTAL INVESTMENTS— 99.8%
(Cost $105,178,370)		$114,127,144

Percentages are based on Net Assets of $114,395,750.
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
CHILE — 1.5%
Cia Sud Americana de Vapores	3,695,975	$323,454

CHINA — 33.4%
COMMUNICATION SERVICES — 1.0%
China Tower, Cl H	838,000	107,861
Tencent Holdings	2,400	108,394

		216,255
CONSUMER STAPLES — 3.1%
Nongfu Spring, Cl H	100,000	574,108
Want Want China Holdings	122,000	106,034

		680,142
ENERGY — 3.6%
China Coal Energy, Cl H	85,000	72,034
China Shenhua Energy, Cl H	122,500	351,251
PetroChina, Cl H	412,000	196,367
Yankuang Energy Group, Cl H	54,000	169,289

		788,941
FINANCIALS — 7.2%
Agricultural Bank of China, Cl H	470,000	177,292
Bank of China, Cl H	252,000	100,518
Bank of Communications, Cl H	237,000	163,699
China Cinda Asset Management, Cl H	1,423,000	223,054
China Galaxy Securities, Cl H	271,500	156,735
PICC Property & Casualty, Cl H	726,000	754,963

		1,576,261
HEALTH CARE — 2.0%
Beijing Wantai Biological Pharmacy Enterprise, Cl A	11,475	265,814
Sinopharm Group, Cl H	75,200	182,275

		448,089
INDUSTRIALS — 7.3%
China Communications Services, Cl H	298,000	131,019
China Railway Group, Cl H	147,000	90,857
CITIC	183,000	185,403
COSCO SHIPPING Holdings, Cl H	199,000	277,947
SITC International Holdings	327,000	925,124

		1,610,350
INFORMATION TECHNOLOGY — 3.9%
Amlogic Shanghai, Cl A *	19,800	298,291
China Zhenhua Group Science & Technology, Cl A	5,600	113,575

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INFORMATION TECHNOLOGY (continued)
Kingboard Holdings	40,500	$153,289
Lenovo Group	170,000	158,800
SG Micro, Cl A	5,100	138,466

		862,421
MATERIALS — 4.8%
China National Building Material, Cl H	164,000	175,141
Shenzhen Capchem Technology, Cl A	8,400	65,855
Shenzhen Dynanonic, Cl A	5,600	341,369
Sinomine Resource Group, Cl A	19,100	263,842
Suzhou TA&A Ultra Clean Technology, Cl A	7,700	100,382
YongXing Special Materials Technology, Cl A	3,700	84,004

		1,030,593
UTILITIES — 0.5%
Kunlun Energy	126,000	103,248

		7,316,300

COLOMBIA — 0.4%
Grupo de Inversiones Suramericana	8,480	81,109

GREECE — 1.7%
Hellenic Telecommunications Organization	4,870	84,363
JUMBO	20,092	291,131
		375,494

HONG KONG — 3.0%
Orient Overseas International	24,500	649,424

HUNGARY — 1.6%
MOL Hungarian Oil & Gas	46,198	355,182

INDIA — 10.5%
Adani Green Energy *	2,330	56,931
Hindustan Aeronautics	20,955	469,609
Page Industries	852	433,339
Persistent Systems	3,900	167,995
Tata Elxsi	3,553	367,596
Tube Investments of India	34,295	799,612
		2,295,082

INDONESIA — 3.1%
Adaro Energy Indonesia	2,237,800	429,609
Sumber Alfaria Trijaya	1,825,900	250,031
		679,640

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MALAYSIA — 0.3%
Kuala Lumpur Kepong	12,000	$59,735

MEXICO — 4.3%
Alpek, Cl A	297,600	408,290
America Movil	512,400	522,667
		930,957

PHILIPPINES — 0.4%
Manila Electric	14,380	94,149

POLAND — 2.0%
Polskie Gornictwo Naftowe i Gazownictwo *	348,271	442,480

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC (A)	98,630	–
PhosAgro PJSC GDR (A)	22,934	–
Severstal PAO *(A)	11,625	–
		–

SOUTH AFRICA — 4.6%
Investec	44,042	236,226
Rand Merchant Investment Holdings	105,132	178,659
Shoprite Holdings	14,525	175,444
Thungela Resources	28,948	409,115
		999,444

SOUTH KOREA — 6.2%
DB Insurance	2,022	95,462
GS Holdings	9,213	296,953
Hyundai Marine & Fire Insurance	9,539	227,382
KT	8,064	226,381
LG Innotek	1,392	367,190
Meritz Fire & Marine Insurance	2,492	63,624
Samsung Electronics	1,988	87,274
		1,364,266

TAIWAN — 14.1%
eMemory Technology	4,000	139,237
Faraday Technology	31,000	199,135
Lotes	5,000	112,331
Novatek Microelectronics	22,000	223,452
Silicon Motion Technology ADR	13,303	1,113,461
Synnex Technology International	192,000	343,532
Taiwan Semiconductor Manufacturing	49,000	784,435
Wistron	132,000	118,533

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
WPG Holdings	33,000	$61,154
		3,095,270

THAILAND — 1.4%
Bumrungrad Hospital	32,600	165,052
PTT Exploration & Production	31,400	141,657
		306,709

TURKEY — 1.9%
Haci Omer Sabanci Holding	369,505	418,491

UNITED ARAB EMIRATES — 5.3%
International Holding PJSC *	14,891	1,159,464

UNITED STATES — 1.2%
JBS	42,800	259,037

TOTAL COMMON STOCK
(Cost $23,467,675)		21,205,687

PREFERRED STOCK — 2.1%

BRAZIL — 1.0%
Gerdau (B)	49,800	213,220

CHILE — 0.9%
Sociedad Quimica y Minera de Chile (B)	2,490	203,321

COLOMBIA — 0.2%
Bancolombia (B)	6,043	46,763

TOTAL PREFERRED STOCK
(Cost $560,820)		463,304

TOTAL INVESTMENTS— 99.0%
(Cost $24,028,495)		$21,668,991

Percentages are based on Net Assets of $21,877,274.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

The following is a summary of the inputs used as of June 30, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Chile	$323,454	$—	$—		$323,454
China	7,316,300	—	—		7,316,300
Colombia	81,109	—	—		81,109
Greece	375,494	—	—		375,494
Hong Kong	649,424	—	—		649,424
Hungary	355,182	—	—		355,182
India	2,295,082	—	—		2,295,082
Indonesia	679,640	—	—		679,640
Malaysia	59,735	—	—		59,735
Mexico	930,957	—	—		930,957
Philippines	94,149	—	—		94,149
Poland	442,480	—	—		442,480
Russia	—	—	—	^	—
South Africa	999,444	—	—		999,444
South Korea	1,364,266	—	—		1,364,266
Taiwan	3,095,270	—	—		3,095,270
Thailand	306,709	—	—		306,709
Turkey	418,491	—	—		418,491
United Arab Emirates	1,159,464	—	—		1,159,464
United States	259,037	—	—		259,037
Total Common Stock	21,205,687	—	—		21,205,687
Preferred Stock
Brazil	213,220	—	—		213,220
Chile	203,321	—	—		203,321
Colombia	46,763	—	—		46,763
Total Preferred Stock	463,304	—	—		463,304
Total Investments in Securities	$21,668,991	$—	$—		$21,668,991

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL EMERGING MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

Amounts designated as “—“ are $0 or have been rounded to $0.

RAY-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
AUSTRALIA — 1.8%
GrainCorp, Cl A	119,905	$784,124
South32	77,415	209,743
Tabcorp Holdings	189,335	138,659
Whitehaven Coal	44,262	147,314
		1,279,840

BELGIUM — 0.6%
Shurgard Self Storage	4,012	186,438
UCB	2,530	213,291
		399,729

BRAZIL — 0.3%
Arcos Dorados Holdings, Cl A	33,176	223,606

CANADA — 1.3%
Constellation Software	316	468,107
Dollarama	4,278	245,812
Loblaw	2,437	219,320
		933,239

DENMARK — 0.8%
AP Moller - Maersk, Cl A	37	85,044
AP Moller - Maersk, Cl B	82	190,840
Novo Nordisk, Cl B	2,353	260,395
		536,279

FRANCE — 0.9%
Dassault Systemes	11,150	409,325
TotalEnergies	3,720	195,892
		605,217

GERMANY — 4.1%
Bilfinger	8,076	235,392
Hapag-Lloyd	1,050	271,136
K+S	31,890	773,137
Merck KGaA	2,088	351,445
RWE	10,138	371,803
VERBIO Vereinigte BioEnergie	16,786	842,345
		2,845,258

HONG KONG — 1.1%
Link REIT ‡	30,171	246,076
Pacific Basin Shipping	1,265,030	483,639
		729,715

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INDONESIA — 1.2%
First Pacific	2,166,148	$839,191

ISAREL — 0.3%
Check Point Software Technologies *	1,739	211,775

ITALY — 1.1%
Atlantia	6,281	146,957
Eni	35,538	420,870
Terna - Rete Elettrica Nazionale	22,292	174,508
		742,335

JAPAN — 5.9%
Chugai Pharmaceutical	12,000	306,503
Hokuetsu	40,342	207,864
Inpex	13,592	147,070
Mitsubishi	21,029	624,887
Nippon Telegraph & Telephone	19,693	564,749
Sankyo	39,662	1,198,429
Sumitomo	22,294	304,737
Sumitomo Warehouse	6,800	100,357
Toho Holdings	38,600	596,381
		4,050,977

LUXEMBOURG — 0.2%
ArcelorMittal	5,093	114,529

NETHERLANDS — 3.3%
Aegon	25,909	111,813
ASML Holding	2,305	1,098,485
Koninklijke Ahold Delhaize	12,704	330,174
NN Group	4,043	183,187
OCI	16,226	534,008
Van Lanschot Kempen ADR	845	19,656
		2,277,323

NIGERIA — 0.6%
Airtel Africa	263,203	432,162

NORWAY — 1.1%
Elkem	84,626	268,788
Equinor	14,431	500,351
		769,139

SINGAPORE — 0.5%
STMicroelectronics	10,857	340,512

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SPAIN — 0.3%
Pharma Mar	2,562	$180,258

SWITZERLAND — 2.7%
Kuehne + Nagel International	839	198,062
Novartis	20,037	1,692,162
		1,890,224

UNITED KINGDOM — 1.6%
Centrica *	193,556	188,051
CK Hutchison Holdings	19,832	134,076
Drax Group	72,286	564,474
Segro ‡	20,841	247,231
		1,133,832

UNITED STATES — 69.5%
COMMUNICATION SERVICES — 7.2%
Alphabet, Cl A *	824	1,795,710
Alphabet, Cl C *	744	1,627,463
Scholastic	28,192	1,014,066
ZipRecruiter, Cl A *	34,073	504,962

		4,942,201
CONSUMER DISCRETIONARY — 7.1%
Amazon.com *	6,300	669,123
AutoZone *	301	646,885
Booking Holdings *	156	272,842
Expedia Group *	3,190	302,508
Murphy USA	5,348	1,245,389
O'Reilly Automotive *	1,062	670,929
Tesla *	1,039	699,683
Yum! Brands	3,996	453,586

		4,960,945
CONSUMER STAPLES — 1.8%
Albertsons, Cl A	9,843	263,005
Andersons	12,676	418,181
Ingles Markets, Cl A	2,404	208,547
Tyson Foods, Cl A	4,233	364,292

		1,254,025
ENERGY — 2.6%
California Resources	4,797	184,684
ConocoPhillips	8,079	725,575
Devon Energy	7,359	405,554

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
ENERGY (continued)
Gulfport Energy *	6,425	$510,852

		1,826,665
FINANCIALS — 6.9%
Alleghany *	216	179,950
Aon, Cl A	3,289	886,978
Cincinnati Financial	1,716	204,170
Cohen & Steers	4,751	302,116
FactSet Research Systems	619	238,049
Houlihan Lokey, Cl A	13,695	1,080,946
Intercontinental Exchange	10,779	1,013,657
Markel *	204	263,823
Piper Sandler	2,793	316,614
Travelers	1,122	189,764

		4,676,067
HEALTH CARE — 14.9%
AbbVie	13,001	1,991,233
Allscripts Healthcare Solutions *	19,373	287,302
AmerisourceBergen, Cl A	1,345	190,291
Amphastar Pharmaceuticals *	22,555	784,689
Bristol-Myers Squibb	1,594	122,738
Elevance Health	1,515	731,109
Incyte *	2,828	214,843
iTeos Therapeutics *	24,446	503,588
McKesson	1,424	464,523
Molina Healthcare *	938	262,274
Pfizer	16,059	841,973
Regeneron Pharmaceuticals *	1,568	926,892
Shattuck Labs *	44,855	182,111
Syndax Pharmaceuticals *	10,201	196,267
UnitedHealth Group	2,987	1,534,213
Vertex Pharmaceuticals *	3,591	1,011,908

		10,245,954
INDUSTRIALS — 1.6%
Expeditors International of Washington	2,327	226,789
Lyft, Cl A *	8,296	110,171
Matson	2,855	208,072
Otis Worldwide	6,155	434,974
Robert Half International	2,085	156,146

		1,136,152

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
INFORMATION TECHNOLOGY — 20.3%
Akamai Technologies *	2,772	$253,167
Apple	34,890	4,770,161
Arista Networks *	4,445	416,674
Automatic Data Processing	3,810	800,252
Broadcom	3,048	1,480,749
Cadence Design Systems *	4,315	647,379
Datadog, Cl A *	4,804	457,533
Dell Technologies, Cl C	4,389	202,816
Fair Isaac *	448	179,603
GoDaddy, Cl A *	2,735	190,247
Hewlett Packard Enterprise	12,111	160,592
Jack Henry & Associates	1,159	208,643
Microsoft	7,865	2,019,968
NetApp	3,769	245,890
NortonLifeLock	8,445	185,452
Palo Alto Networks *	1,228	606,558
Paychex	5,235	596,109
Workday, Cl A *	3,762	525,100

		13,946,893
MATERIALS — 1.4%
CF Industries Holdings	3,375	289,339
Sealed Air	2,358	136,104
Steel Dynamics	2,856	188,924
Warrior Met Coal	11,572	354,219

		968,586
REAL ESTATE — 4.5%
Camden Property Trust ‡	1,746	234,802
Marcus & Millichap	37,196	1,375,880
NexPoint Residential Trust ‡	17,789	1,111,990
Public Storage ‡	1,350	422,105

		3,144,777
UTILITIES — 1.2%
American Water Works	2,784	414,176
CMS Energy	4,490	303,075
Vistra	6,080	138,928

		856,179
		47,958,444

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE DEVELOPED MARKET EQUITY ETF JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
Shares	Value
UTILITIES (continued)
TOTAL COMMON STOCK
(Cost $75,941,192)	$68,493,584

TOTAL INVESTMENTS— 99.2%
(Cost $75,941,192)	$68,493,584

Percentages are based on Net Assets of $69,038,525.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and discloser under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAY-QH-003-0200